Warrant Liability (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Financial Liabilities Text Block [Abstract]
Schedule of the warrant liability
	November 3, 2021	January 11, 2022	October 12, 2022	Total
Balance December 31, 2020	$-	$-	$-	$-
Warrants issued as part of convertible promissory note	2,946,066	-	-	2,946,066
Impact of warrants exercised during the year	(385,190)	-	-	(385,190)
Change in fair value	(384,190)	-	-	(384,190)
Balance December 31, 2021	$2,176,686	$-	$-	$2,176,686
Warrants issued	-	10,038,418	2,494,812	12,533,230
Exercise of pre-funded warrants	-	(2,560,400)	(222,441)	(2,782,841)
Change in fair value	(1,978,953)	(6,976,688)	(236,630)	(9,192,271)
Balance December 31, 2022	$197,733	$501,330	$2,035,741	$2,734,804

Schedule of fair value of the warrants issued
Fair value - Warrants and pre-funded warrants	$2,288,327
Fair value - Waiver warrants	206,485
Total	$2,494,812